Note 14 - Income Tax	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of income tax [text block]
14.	Income Tax

14.1	Income taxes

	For the year ended
	November 30, 2024	November 30, 2023
	($)	($)
Current income tax expense	1,932	-
Deferred income tax expense	168	4,900
Income tax expense	2,100	4,900

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statements of comprehensive loss for the years ended November 30, 2024 and 2023 is as follows:

	For the year ended
	November 30, 2024	November 30, 2023
	($)	($)
Net loss for the year	(25,247)	(25,549)
Canadian statutory income tax rate	27.00%	27.00%
Expected tax recovery	(6,817)	(6,898)
Non-deductible permanent differences	1,645	2,392
Future withholding taxes	240	-
Change in unrecognized deferred tax assets	7,364	8,982
Other	(332)	424
Tax expense for the year	2,100	4,900

14.2	Deferred Income Tax Assets and Liabilities

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	As at November 30,	As at November 30,
	2024	2023
	($)	($)
Non-capital loss carry-forward	13,479	8,520
Mineral properties	2,871	878
Others	1,206	794
Unrecognized deferred tax assets	17,556	10,192

	As at November 30,	As at November 30,
	2024	2023
	($)	($)
Deferred tax assets (liabilities)
Long-term investments	(4,421)	(5,277)
Non-capital losses carry-forward	4,421	5,277
Future withholding tax	(246)	-
Others	-	(904)
Net deferred tax liabilities	(246)	(904)

Deferred tax assets that can not be offset against deferred tax liabilities have not been recognized in the consolidated financial statements, as management does not consider it more likely than not that those assets will be realized in the near future.

The Company has non-capital losses which may be carried-forward to reduce taxable income in future years. As at November 30, 2024, the Company has non-capital losses of $50,587 in Canada which will expire between 2029 and 2044. The Company has non-capital losses of $14,986 in the United States of which $1,256 will expire between 2035 and 2038 and $13,730 may be carried forward indefinitely.